Business Combinations	12 Months Ended
Mar. 31, 2012
Business Combinations

2.    Business Combinations

In accordance with a share exchange agreement between the Company and TAKASAGO ELECTRIC INDUSTRY CO., LTD. (formerly Abilit Corporation, “TAKASAGO”), pursuant to the resolution of the Company’s board of directors’ meeting held on September 21, 2010, the Company executed the share exchange agreement on January 1, 2011 and made TAKASAGO a wholly owned subsidiary of the Company. Under the terms of the agreement, 0.052 shares of the Company’s common stock were exchanged for one common share of TAKASAGO. The Company issued approximately 2,593 thousand shares from its treasury stock for all of the shares of TAKASAGO. The fair value of the acquisition price for the shares of TAKASAGO was ¥4,476 million, which was determined based on the allocated number of the Company’s treasury stocks to TAKASAGO’s shareholders and the Company’s stock price at the share exchange date. TAKASAGO’s operating results have been included in the Company’s consolidated financial statements from the date of acquisition. Costs related to the acquisition of TAKASAGO of ¥27 million were recorded in the operating expense in the accompanying consolidated statements of income.

TAKASAGO is engaged in the business of production and sale of pachinko and pachinko slot machines. KONAMI targets to enhance the corporate value by combining the KONAMI Group’s business resources with the extensive expertise of TAKASAGO in the field.

The following table summarizes the amounts of the assets acquired and liabilities assumed at the acquisition date, as adjusted to give effects to the acquisition method accounting adjustments:

Millions of Yen
Current assets	¥6,686
Property and equipment	530
Identifiable intangible assets	8,413
Other assets	457

Total assets acquired	16,086

Current liabilities	5,352
Long-term liabilities	3,715

Total liabilities assumed	9,067

Net assets acquired	7,019

The fair value of current assets acquired includes trade notes and account accounts receivable and the gross amount due under the contract is ¥ 1,617 million of which ¥489 million is expected to be uncollectible. The acquired identifiable intangible assets consist of memberships in the trade association related to pachinko business with an indefinite useful life of ¥6,640 million, patents of ¥1,418 million with weighted-average useful life 17 years and trademarks of ¥355 million with useful life 20 years.

Upon the initial completion of the purchase price allocation, the fair value of the net assets acquired exceeded the fair value of the purchase consideration transferred. Before recognizing a bargain purchase gain, KONAMI reassessed whether it has correctly identified all of the assets acquired and all of the liabilities assumed and also reviewed the procedures used to measure the amounts required to be recognized at the acquisition date for the identifiable assets acquired and liabilities assumed and the consideration transferred.

As a result, a bargain purchase gain of ¥2,543 million was recognized and included in the accompanying consolidated statements of income for the year ended March 31, 2011. KONAMI believes the bargain purchase gain resulted from various factors including KONAMI’s recognition and fair value measurement of certain identifiable intangible assets that TAKASAGO was not able to effectively utilize, TAKASAGO’s deteriorating financial condition and its willingness to restructure its operations under KONAMI Group’s expertise.

Revenues and loss before income taxes of TAKASAGO and its subsidiaries amounted to ¥79 million and ¥630 million for the year ended March 31, 2011, respectively, in the accompanying consolidated statements of income.

The following unaudited pro forma condensed combined results of operations for KONAMI were prepared assuming that the foregoing acquisition had been completed as of the beginning of the respective period in which the acquisition occurred. This pro forma condensed combined financial information did not purport to represent what KONAMI’s results of operations would actually have been if such transaction had in fact occurred on such date. The pro forma adjustments were based upon available information and upon certain assumptions that management believes were reasonable.

	Millions of Yen
	2010	2011
Total net revenues	¥265,973	¥260,566
Net income attributable to KONAMI CORPORATION	9,072	7,087